Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason Partners Variable Equity Trust
Entity Central Index Key	0001176343
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Large Cap Growth Portfolio
Class Name	Class I
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Large Cap Growth Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$77	0.74%
[1],[2]
Expenses Paid, Amount	$ 77	[1]
Expense Ratio, Percent	0.74%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025,  Class I shares of ClearBridge Variable Large Cap Growth Portfolio returned 8.62%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock is up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. Better than expected sales and profits boosted performance, driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX saw benefits from geopolitical tensions driving defense spending, and a booming market for aftermarket services, as airlines fly older jets longer, with major contract wins adding to their substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal’s growth continued to improve as new management’s strategic initiatives took hold, the magnitude of improvement was below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class I	8.62	10.57	14.46
Russell 3000 Index	17.15	13.15	14.29
Russell 1000 Growth Index	18.56	15.32	18.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 574,471,786
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 3,913,490
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$574,471,786
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$3,913,490
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[3]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On 12/10/2025, the Board approved a proposed reorganization of the Fund into LVIP ClearBridge Large Cap Growth Fund (the “Acquiring Fund”), a newly created series of Lincoln Variable Insurance Products Trust. Under the reorganization, each shareholder of the Fund would receive shares of the Acquiring Fund having the same aggregate net asset value as the Fund shares held by the shareholder immediately prior to the reorganization. Lincoln Financial Investments Corporation, a wholly-owned subsidiary of The Lincoln National Life Insurance Company, would serve as investment manager to the Acquiring Fund. ClearBridge Investments, LLC, the Fund’s current subadviser, would continue to serve as subadviser to the Acquiring Fund. Subject to approval and satisfaction of certain conditions, including approval by the shareholders of the Fund, the transaction is expected to occur in the second quarter of 2026.
This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class II
Shareholder Report [Line Items]
Fund Name	ClearBridge Variable Large Cap Growth Portfolio
Class Name	Class II
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about ClearBridge Variable Large Cap Growth Portfolio for the period January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$103	0.99%
[4],[5]
Expenses Paid, Amount	$ 103	[4]
Expense Ratio, Percent	0.99%	[4]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025,  Class II shares of ClearBridge Variable Large Cap Growth Portfolio returned 8.35%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 18.56% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock is up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. Better than expected sales and profits boosted performance, driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX saw benefits from geopolitical tensions driving defense spending, and a booming market for aftermarket services, as airlines fly older jets longer, with major contract wins adding to their substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal’s growth continued to improve as new management’s strategic initiatives took hold, the magnitude of improvement was below expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	Since Inception (10/31/2016)
Class II	8.35	10.29	15.02
Russell 3000 Index	17.15	13.15	14.97
Russell 1000 Growth Index	18.56	15.32	19.48

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Important data provider notices and terms available at www.franklintempletondatasources.com.
Net Assets	$ 574,471,786
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 3,913,490
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$574,471,786
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$3,913,490
Portfolio Turnover Rate	23%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of December 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On 12/10/2025, the Board approved a proposed reorganization of the Fund into LVIP ClearBridge Large Cap Growth Fund (the “Acquiring Fund”), a newly created series of Lincoln Variable Insurance Products Trust. Under the reorganization, each shareholder of the Fund would receive shares of the Acquiring Fund having the same aggregate net asset value as the Fund shares held by the shareholder immediately prior to the reorganization. Lincoln Financial Investments Corporation, a wholly-owned subsidiary of The Lincoln National Life Insurance Company, would serve as investment manager to the Acquiring Fund. ClearBridge Investments, LLC, the Fund’s current subadviser, would continue to serve as subadviser to the Acquiring Fund. Subject to approval and satisfaction of certain conditions, including approval by the shareholders of the Fund, the transaction is expected to occur in the second quarter of 2026.
This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

Summary of Change Legend [Text Block]	This is a summary of a planned change to the Fund since 1/1/2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by 5/1/2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.
Updated Prospectus Phone Number	877-6LM-FUND/656-3863
Updated Prospectus Email Address	prospectus.us.franklintempleton@fisglobal.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[2]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.